Warrants	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Warrants

Note 10 - Warrants

SVB Warrants (Predecessor)

On February 3, 2023, in conjunction with the LSA, the Legacy Adagio issued Initial Warrants to purchase 32,720 shares of common stock of the Company, and a contingent right to obtain an additional 16,360 shares of the common stock upon the non-occurrence of the Interest Only Milestone as mentioned above. The Additional Warrants are subject to the same terms as the Initial Warrants (collectively “SVB Warrants”).

The exercise price of the SVB Warrants is $7.97 per share. The warrants are fully exercisable and will expire on February 3, 2033.

The SVB Warrants were terminated prior to the consummation of the Business Combination as the fair market value of Legacy Adagio common stock is lower than the exercise price of the SVB Warrants before the Closing.

Series E Pre-funded Warrants (Predecessor)

On June 25, 2024, in conjunction with the Series E Preferred Stock exchange agreement (refer to Note 13-Mezzanine Equity and Stockholders’ Equity (Deficit)), Legacy Adagio issued to a certain investor 207,902 shares of pre-funded warrants to purchase 207,902 shares of Series E Preferred Stock, in exchange of the investor’s existing holding of 207,902 shares of Series E Preferred Stock.

The exercise price of the pre-funded warrants is $0.001 per share. The pre-funded warrants are exercisable, at the option of the holder, on any day on or after the issuance date, in whole or in part. As an alternative to immediate cash payment, the investor may elect to exercise the pre-funded warrant through a cashless exercise.

Upon the consummation of the Business Combination, the 207,902 Series E Pre-funded Warrants were converted in exchange for 34,680 shares of the Company’s Common Stock.

Convert Warrants (Successor)

As mentioned in Note 9- Debt, the Company issued $20.0 million of Convertible Securities Notes and 1,500,000 Convert Warrants at the Closing. Each of the Convert Warrants is exercisable on a cashless basis or for one share of the Company’s Common Stock at an exercise price of $24.00 per share, subject to adjustment. The Convert Warrants expire on the seventh anniversary from the issuance date.

PIPE Pre-funded Warrants (Successor)

The Company issued 670,000 PIPE Pre-funded Warrants, along with 681,111 shares of the Company’s Common Shares and 1,140,000 Base Warrants to certain Other PIPE Investor in exchange for cash proceeds of $9.5 million in PIPE Financing.

As set forth in the agreement of the PIPE Pre-Funded Warrants, the PIPE Pre-Funded Warrants are exercisable on a cashless basis or on a gross basis for one share of the Company’s Common Stock at an exercise price of $0.01 per share, subject to adjustments. The Company may be required to cash settle the PIPE Pre-funded Warrants when it fails to timely deliver shares to the holder who exercises the PIPE Pre-funded Warrants or upon the occurrence of a fundamental transaction. The PIPE Pre-funded Warrants expires when it is exercised in full.

PIPE Base Warrants (Successor)

On the Closing Date, the Company issued 3,540,000 Base Warrants along with 4,372,607 shares of the Company’s Common Shares to settle the outstanding principal and accrued interest of the Bridge Financing Notes.

The Company also issued 3,345,069 Base Warrants along with 3,287,018 shares of the Company’s Common Stock and 670,000 PIPE Pre-Funded Warrants to PIPE Investors for cash proceeds received in PIPE Financing.

Further, in connection with the non-redemption agreements entered with certain Other PIPE Investors holding 468,941 shares of ARYA’s Class A ordinary shares, the Company issued 643,658 units of Base Warrants along with 761,229 shares of the Company’s Common stock in exchange for the non-redeemable 468,941 shares of ARYA’s Class A ordinary shares.

The Base Warrants can be exercised to the Company’s Common Stock at any time during the period from the issuance date to the expiration date which is the fifth anniversary from the date of issuance. The warrants can be exercised on a gross or net basis at an exercise price of $10 per share.

The Base Warrants were fair valued at $2.41 per unit on the date of issuance based on the assumptions including (i) the value of the Company’s Common Stock is $6.64 per share; (ii) a risk-free rate at 3.93%; (iii) zero dividend yield; (iv) the common stock volatility at 84.0% and a volatility haircut of 10%; (v) the remaining term is five years.

According to the ASC 815, it is determined that the Base Warrants associated with the PIPE Financing are indexed to the Company’s Common Stock under and are accounted for as equity, which is initially measured at fair value. The Base Warrants are classified as equity in the financial statements because they meet the ASC 815-40 indexation guidance. Specifically, 1) the Base Warrants can be exercised at any time during the exercise period without contingencies; 2) the Base Warrants can be settled in a fixed number of shares upon exercise with any adjustments, such as antidilution and alternative issuance adjustments, consistent with ASC 815 guidance, which does not preclude equity classification. Additionally, the Company has sufficient authorized shares available to settle the Base Warrants, and all the adjustments are in the control of the Company, further supporting the equity classification.

Adagio Medical Inc
Warrants

Note 9 — Warrants

SVB Common Stock Warrant

On February 3, 2023, in conjunction with the LSA, the Company issued Initial Warrants to purchase 32,720 shares of common stock of the Company, and a contingent right to obtain an additional 16,360 shares of the common stock upon the nonoccurrence of the Interest Only Milestone as mentioned above. The Additional Warrants are subject to the same terms as the Initial Warrants (collectively “SVB Warrants”). As of June 30, 2024, the Additional Warrants had not been distributed. All the Additional Warrants were distributed as of June 30, 2023.

The exercise price of the SVB Warrants is $7.97 per share. The warrants are fully exercisable and will expire on February 3, 2033.

Pre-funded Warrants

On June 25, 2024, in conjunction with the Series E Preferred Stock exchange agreement (refer to Note 12  —  Mezzanine Equity and Stockholders’ Deficit), the Company issued to a certain investor 207,902 shares of pre-funded warrants to purchase 207,902 shares of Series E Preferred Stock, in exchange of the investor’s existing holding of 207,902 shares of Series E Preferred Stock.

The exercise price of the pre-funded warrants is $0.001 per share. The pre-funded warrants are exercisable, at the option of the holder, on any day on or after the issuance date, in whole or in part. As an alternative to immediate cash payment, the investor may elect to exercise the pre-funded warrant through a cashless exercise.

Note 9 — Warrants

SVB Common Stock Warrant

On February 3, 2023, in conjunction with the LSA, the Company issued Initial Warrants to purchase 32,720 shares of common stock of the Company, and a contingent right to obtain an additional 16,360 shares of the common stock upon the nonoccurrence of the Interest Only Milestone as mentioned above. The Additional Warrants are subject to the same terms as the Initial Warrants (collectively “SVB Warrants”). As of December 31, 2023, all the Additional Warrants had been distributed.

The exercise price of the SVB Warrants is $7.97 per share. The warrants are fully exercisable and will expire on February 3, 2033.